Financial risk sensitivity analysis - Foreign currency sensitivity (Details) - Currency risk - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent	5.00%
EUR | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent	5.00%	5.00%
Result of weakening in functional currency	R 710	R 152
Result of strengthening in functional currency	R (710)	R (152)
EUR | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent	5.00%	5.00%
Result of weakening in functional currency	R 368	R 422
Result of strengthening in functional currency	R (368)	R (422)
EUR | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent	5.00%	5.00%
Result of weakening in functional currency	R 231	R 29
Result of strengthening in functional currency	R (231)	R (29)
EUR | AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent		5.00%
Result of weakening in functional currency		R (3)
Result of strengthening in functional currency		R 3
USD | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent	5.00%	5.00%
Result of weakening in functional currency	R (149)	R (19)
Result of strengthening in functional currency	R 149	R 19
USD | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent	5.00%	5.00%
Result of weakening in functional currency	R 814	R 8,028
Result of strengthening in functional currency	R (814)	R (8,028)
USD | AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent	5.00%	5.00%
Result of weakening in functional currency	R (33)	R (73)
Result of strengthening in functional currency	R 33	R 73
USD | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent	5.00%	5.00%
Result of weakening in functional currency	R (33)	R (124)
Result of strengthening in functional currency	R 33	R 124
GBP | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent	5.00%	5.00%
Result of weakening in functional currency	R (78)	R (25)
Result of strengthening in functional currency	R 78	R 25
ZAR | GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent	5.00%	5.00%
Result of weakening in functional currency	R (22)	R (9)
Result of strengthening in functional currency	R 22	R 9
ZAR | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent	5.00%	5.00%
Result of weakening in functional currency	R 2	R (41)
Result of strengthening in functional currency	R (2)	R 41
ZAR | AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent		5.00%
Result of weakening in functional currency		R (43)
Result of strengthening in functional currency		R 43
ZAR | BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent		5.00%
Result of weakening in functional currency		R (2)
Result of strengthening in functional currency		R 2
AUD | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent	5.00%	5.00%
Result of weakening in functional currency	R 598	R 320
Result of strengthening in functional currency	R (598)	R (320)
NGN | ZAR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in market risk variable, percent		5.00%
Result of weakening in functional currency		R 228
Result of strengthening in functional currency		R (228)